Document and Entity Information	Mar. 05, 2025
Prospectus:
Entity Central Index Key	0001415726
Document Type	497
Prospectus Date	Mar. 05, 2025
Document Creation Date	Apr. 01, 2025
Document Effective Date	Apr. 01, 2025
Entity Registrant Name	Innovator ETFs Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Innovator Growth Accelerated Plus ETF - April | Innovator Growth Accelerated Plus ETF - April
Prospectus:
Trading Symbol	QTAP